UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cedar Hill Capital Partners, LLC
             ---------------------------------------------
Address:          445 Park Avenue, 5th Floor
             ---------------------------------------------
                  New York, New York 10022
             ---------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank J. Paone
             ---------------------------------------------
Title:            Chief Financial Officer
             ---------------------------------------------
Phone:            (212) 201-5805
             ---------------------------------------------

Signature, Place, and Date of Signing:


/s/ Frank J. Paone                     New York, NY              8/14/2008
-----------------------------------    -------------------   -------------------
    [Signature]                        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------
Form 13F Information Table Entry Total:       47
                                          -----------
Form 13F Information Table Value Total:     260,376
                                          -----------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
   Column 1                   Column 2     Column 3    Column 4           Column 5         Column 6   Column 7         Column 8
-------------------------     --------    ---------   --------  -----------------------   ----------  -------- ---------------------
                              TITLE OF                  VALUE     SHARES/    SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP      (x1000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
-------------------------     --------    ---------   --------  ---------    ---   ----   ----------  -------- -------- ------  ----
ALLSTATE CORP                   COM       020002101     2,280      50,000     SH            SOLE                 50,000

AMBAC FINL GROUP INC            COM       023139108     1,400   1,045,000     SH            SOLE              1,045,000

AMERICREDIT CORP                COM       03060R101    12,282   1,424,800     SH            SOLE              1,424,800

AMERIPRISE FINL INC             COM       03076C106    14,235     350,000     SH            SOLE                350,000

BANKRATE INC                    COM       06646V108     7,228     185,000     SH            SOLE                185,000

CENTEX CORP                     COM       152312104     4,618     345,387     SH            SOLE                345,387

CNA FINL CORP                   COM       126117100    10,689     425,000     SH            SOLE                425,000

COMERICA INC                    COM       200340107     5,767     225,000     SH            SOLE                225,000

CRYSTAL RIV CAP INC             COM       229393301       761     207,945     SH            SOLE                207,945

DEERFIELD CAPITAL CORP          COM       244331104       698     883,070     SH            SOLE                883,070

DOLLAR FINL CORP                COM       256664103    12,608     834,400     SH            SOLE                834,400

                                COM
EATON VANCE CORP              NON-VTG     278265103     1,237      31,120     SH            SOLE                 31,120

FBR CAPITAL MARKETS CORP        COM       30247C301       126      25,000     SH            SOLE                 25,000

FIFTH THIRD BANCORP             COM       316773100     6,617     650,000     SH            SOLE                650,000

FIRST AMERN CORP CALIF          COM       318522307     3,150     119,300     SH            SOLE                119,300

FIRST CASH FINL SVCS INC        COM       31942D107     4,431     295,600     SH            SOLE                295,600

GREENHILL & CO INC              COM       395259104    18,738     347,901     SH            SOLE                347,901

HANOVER INS GROUP               COM       410867105    12,750     300,000     SH            SOLE                300,000

INTERCONTINENTALEXCHANGE
 INC                            COM       45865V100     1,140      10,000     SH            SOLE                 10,000

JEFFERIES GROUP INC (NEW)       COM       472319102     6,728     400,000     SH            SOLE                400,000

KB HOME                         COM       48666K109     1,693     100,000     SH            SOLE                100,000

KEYCORP                         COM       493267108     7,686     700,000     SH            SOLE                700,000

LENNAR CORP                   CLASS A     526057104     4,936     400,000     SH            SOLE                400,000

MBIA INC                        COM       55262C100     6,316   1,438,625     SH            SOLE              1,438,625

MAGUIRE PPTYS INC               COM       559775101       245      20,100     SH            SOLE                 20,100

MARKETAXESS HLDGS INC           COM       57060D108     2,733     361,500     SH            SOLE                361,500

NYMEX HOLDINGS INC              COM       62948N104     6,505      76,997     SH            SOLE                 76,997

NYSE EURONEXT                   COM       629491101     7,599     150,000     SH            SOLE                150,000

NATIONAL CITY CORP              COM       635405103     4,134     866,700     SH            SOLE                866,700


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

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
   Column 1                   Column 2     Column 3    Column 4           Column 5         Column 6   Column 7         Column 8
-------------------------     --------    ---------   --------  -----------------------   ----------  -------- ---------------------
                              TITLE OF                  VALUE     SHARES/    SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP      (x1000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
-------------------------     --------    ---------   --------  ---------    ---   ----   ----------  -------- -------- ------  ----
NELNET INC                    CLASS A     64031N108    21,251   1,892,300     SH            SOLE              1,892,300

PENSON WORLDWIDE INC            COM       709600100     3,999     334,643     SH            SOLE                334,643

PORTFOLIO RECOVERY ASSOCS
 INC                            COM       73640Q105       958      25,548     SH            SOLE                 25,548

PRIVATEBANCORP INC              COM       742962103     3,342     110,000     SH            SOLE                110,000

TELECOMMUNICATION SYSTEMS
 INC                          CLASS A     87929J103     2,924     631,561     SH            SOLE                631,561

THINKORSWIM GROUP INC           COM       88409C105     8,434   1,196,367     SH            SOLE              1,196,367

TOLL BROTHERS INC               COM       889478103     2,810     150,000     SH            SOLE                150,000

TRADESTATION GROUP INC          COM       89267P105     6,799     669,859     SH            SOLE                669,859

WADDELL & REED FINL INC       CLASS A     930059100       277       7,900     SH            SOLE                  7,900

ALLIANCE DATA SYSTEMS CORP      PUT       018581958       525       2,500     SH   PUT      SOLE                  2,500

WACHOVIA CORP (NEW)             PUT       929903952     2,100      17,500     SH   PUT      SOLE                 17,500

TRINITY INDUS INC               PUT       896522959       400       2,500     SH   PUT      SOLE                  2,500

CITIGROUP INC                   PUT       172967951     1,520      10,000     SH   PUT      SOLE                 10,000

INVESCO LTD                     COM       G491BT108     2,518     105,000     SH            SOLE                105,000

IPC HLDGS LTD                   COM       G4933P101     1,832      69,000     SH            SOLE                 69,000

MAX CAPITAL GROUP LTD           COM       G6052F103     8,992     421,545     SH            SOLE                421,545

PLATINUM UNDERWRITERS
 HLDGS                          COM       G7127P100     8,642     265,000     SH            SOLE                265,000

WHITE MTNS INS GROUP LTD        COM       G9618E107    13,723      31,988     SH            SOLE                 31,988

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